NON-CONTROLLING INTERESTS - Summarized statements of profit or loss and other comprehensive income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
NON-CONTROLLING INTERESTS
Revenue	Rp 146,742	$ 8,799	Rp 149,967	Rp 149,216
Other income - net	(468)	(28)	252	259
PROFIT BEFORE INCOME TAX	30,509	1,829	37,620	39,159
Income tax expense - net	(6,541)	(391)	(8,141)	(8,465)
PROFIT FOR THE YEAR	23,968	1,438	29,479	30,694
Other comprehensive income (loss) - net	126	8	895	(1,454)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	24,094	1,446	30,374	29,240
Attributable to non-controlling interests	6,468	$ 389	7,224	7,665
Telkomsel
NON-CONTROLLING INTERESTS
Revenue	109,307		113,340	102,372
Operating expenses	(81,340)		(83,768)	(71,819)
Other income - net	(3,145)		(2,136)	(2,280)
PROFIT BEFORE INCOME TAX	24,822		27,436	28,273
Income tax expense - net	(5,674)		(5,369)	(6,418)
PROFIT FOR THE YEAR	19,148		22,067	21,855
Other comprehensive income (loss) - net	(43)		355	78
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	19,105		22,422	21,933
Attributable to non-controlling interests	5,939		6,454	7,096
Dividend paid to non-controlling interests	6,729		6,627	9,267
Mitratel
NON-CONTROLLING INTERESTS
Revenue	9,534		9,217	8,595
Operating expenses	(5,377)		(5,050)	(4,949)
Other income - net	(1,905)		(1,899)	(1,501)
PROFIT BEFORE INCOME TAX	2,252		2,268	2,145
Income tax expense - net	(129)		(156)	(128)
PROFIT FOR THE YEAR	2,123		2,112	2,017
Other comprehensive income (loss) - net	(3)		1	2
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	2,120		2,113	2,019
Attributable to non-controlling interests	598		595	568
Dividend paid to non-controlling interests	Rp 545		Rp 407	Rp 484